Trading Activities - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule of Trading Securities and Other Trading Assets [Line Items]
Average number of futures contracts traded	10,300	12,230
Average number of metals forward contracts traded	1,032	1,373
Average notional value of currency forward contracts	$ 545,588,665	$ 556,794,492
Minimum [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Percentage of contracts traded over the counter	19.30%
Maximum [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Percentage of contracts traded over the counter	42.30%